Leases - Lease Assets by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Lease assets	$ 1,447	$ 1,508	$ 1,645
Operating segments | North America
Disclosure of operating segments [line items]
Lease assets	277	308
Operating segments | North Sea
Disclosure of operating segments [line items]
Lease assets	1	1
Operating segments | Offshore Africa
Disclosure of operating segments [line items]
Lease assets	98	101
Operating segments | Oil Sands Mining and Upgrading
Disclosure of operating segments [line items]
Lease assets	1,015	1,027
Head Office
Disclosure of operating segments [line items]
Lease assets	$ 56	$ 71